Stock-based Compensation - Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Restricted Stock Units (Details) - $ / shares	3 Months Ended	12 Months Ended
	Apr. 03, 2022	Jan. 02, 2022	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding, Granted	31,190	6,817,420	5,779,591
Weighted Average Grant Date Fair Value, Granted		$ 4.43	$ 0.59
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested RSUs Beginning Balances	535,449	0
Number of Options Outstanding, Granted	446,075	608,168
Number of Options Outstanding, Vested	(33,761)	(61,015)
Number of Options Outstanding, Forfeited	(30,684)	(11,704)
Non-vested RSUs Ending Balances	917,079	535,449	0
Weighted Average Grant Date Fair Value, Beginning Balance	$ 23.38	$ 0
Weighted Average Grant Date Fair Value, Granted	17.55	23.12
Weighted Average Grant Date Fair Value, Vested	20.84	21.26
Weighted Average Grant Date Fair Value, Forfeited	26.27	20.56
Weighted Average Grant Date Fair Value, Ending Balance	$ 20.54	$ 23.38	$ 0